ACCOUNTS RECEIVABLE - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Bad debt expense	$ 1,474	$ 216